UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D/A
                                Amendment No. 1

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 January 26, 2007 to February 26, 2007

 Commission File Number of issuing entity: 333-136999-03

 American Home Mortgage Assets Trust 2007-1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-136999

 American Home Mortgage Assets LLC.
 (Exact name of depositor as specified in its charter)

 American Home Mortgage Corp.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2198735
 54-2198736
 54-2198737
 54-2198738
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  M-7                              _____    _____    __X___    ____________
  M-8                              _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  C                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

On April 16, 2007 a revision was made to the February 26, 2007 distribution which was made to holders of American Home Mortgage Assets Trust 2007-1.
The reason for the revision is the calculation for net deferred interest was not properly stated. The OC amount was incorrectly reported.

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of American Home Mortgage Assets Trust 2007-1, relating to the February 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 American Home Mortgage Assets Trust 2007-1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: April 30, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of American Home Mortgage Assets Trust 2007-1, relating to the February 26, 2007 distribution.



 EX-99.1


American Home Mortgage Assets LLC
Mortgage-Backed P/T Certificates



Distribution Date:       2/26/2007


American Home Mortgage Assets LLC
Mortgage-Backed P/T Certificates
Series 2007-1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
         A-1                02660BAA0       01/31/2007              5.63300%    1,089,001,000.00            3,164,300.79
         A-2                02660BAB8       01/31/2007              5.68300%      136,125,000.00              399,048.13
         A-3                02660BAC6       01/31/2007              5.72300%      136,125,000.00              401,856.84
         M-1                02660BAD4       02/23/2007              5.68000%       65,503,000.00              198,316.89
         M-2                02660BAE2       02/23/2007              5.71000%       19,576,000.00               59,581.34
         M-3                02660BAF9       02/23/2007              5.74000%       17,317,000.00               52,982.78
         M-4                02660BAG7       02/23/2007              5.75000%        8,282,000.00               25,383.60
         M-5                02660BAH5       02/23/2007              5.78000%        5,270,000.00               16,236.36
         M-6                02660BAJ1       02/23/2007              5.97000%        6,776,000.00               21,562.44
         M-7                02660BAK8       02/23/2007              6.12000%        7,529,000.00               24,560.60
         M-8                02660BAL6       02/23/2007              7.12000%       10,541,000.00               40,004.79
          R                 02660BAM4       01/31/2007              0.00000%                0.00                    0.00
          C                 02660BAQ5       01/31/2007              0.00000%        3,763,722.41            1,741,418.73
          P                 02660BAP7       01/31/2007              0.00000%              100.00               56,217.20

Totals                                                                          1,505,808,822.41            6,201,470.49


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
        A-1                 843,782.22               0.00   1,090,104,869.18      4,008,083.01               0.00
        A-2                 105,472.11               0.00     136,265,145.07        504,520.24               0.00
        A-3                 105,473.45               0.00     136,266,872.52        507,330.29               0.00
        M-1                       0.00               0.00      65,625,065.56        198,316.89               0.00
        M-2                       0.00               0.00      19,612,672.77         59,581.34               0.00
        M-3                       0.00               0.00      17,349,611.31         52,982.78               0.00
        M-4                       0.00               0.00       8,297,623.80         25,383.60               0.00
        M-5                       0.00               0.00       5,279,993.60         16,236.36               0.00
        M-6                       0.00               0.00       6,789,271.85         21,562.44               0.00
        M-7                       0.00               0.00       7,544,117.23         24,560.60               0.00
        M-8                       0.00               0.00      10,565,623.25         40,004.79               0.00
         R                        0.00               0.00               0.00              0.00               0.00
         C                        0.00               0.00       4,818,450.18      1,741,418.73               0.00
         P                        0.00               0.00             100.00         56,217.20               0.00

Totals                    1,054,727.78               0.00   1,508,519,416.32      7,256,198.27               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
        A-1           1,089,001,000.00   1,089,001,000.00             0.00          843,782.22            0.00            0.00
        A-2             136,125,000.00     136,125,000.00             0.00          105,472.11            0.00            0.00
        A-3             136,125,000.00     136,125,000.00             0.00          105,473.45            0.00            0.00
        M-1              65,503,000.00      65,503,000.00             0.00                0.00            0.00            0.00
        M-2              19,576,000.00      19,576,000.00             0.00                0.00            0.00            0.00
        M-3              17,317,000.00      17,317,000.00             0.00                0.00            0.00            0.00
        M-4               8,282,000.00       8,282,000.00             0.00                0.00            0.00            0.00
        M-5               5,270,000.00       5,270,000.00             0.00                0.00            0.00            0.00
        M-6               6,776,000.00       6,776,000.00             0.00                0.00            0.00            0.00
        M-7               7,529,000.00       7,529,000.00             0.00                0.00            0.00            0.00
        M-8              10,541,000.00      10,541,000.00             0.00                0.00            0.00            0.00
         R                        0.00               0.00             0.00                0.00            0.00            0.00
         C                3,763,722.41       3,763,722.41             0.00                0.00            0.00            0.00
         P                      100.00             100.00             0.00                0.00            0.00            0.00

Totals                1,505,808,822.41   1,505,808,822.41             0.00        1,054,727.78            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
         A-1                   843,782.22   1,090,104,869.18        1.00101365          843,782.22
         A-2                   105,472.11     136,265,145.07        1.00102953          105,472.11
         A-3                   105,473.45     136,266,872.52        1.00104222          105,473.45
         M-1                         0.00      65,625,065.56        1.00186351                0.00
         M-2                         0.00      19,612,672.77        1.00187335                0.00
         M-3                         0.00      17,349,611.31        1.00188320                0.00
         M-4                         0.00       8,297,623.80        1.00188648                0.00
         M-5                         0.00       5,279,993.60        1.00189632                0.00
         M-6                         0.00       6,789,271.85        1.00195866                0.00
         M-7                         0.00       7,544,117.23        1.00200787                0.00
         M-8                         0.00      10,565,623.25        1.00233595                0.00
          R                          0.00               0.00        0.00000000                0.00
          C                          0.00       4,818,450.18        1.28023527                0.00
          P                          0.00             100.00        1.00000000                0.00

Totals                       1,054,727.78   1,508,519,416.32        1.00180009        1,054,727.78



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
        A-1         1,089,001,000.00          1000.00000000            0.00000000            0.77482226          0.00000000
        A-2           136,125,000.00          1000.00000000            0.00000000            0.77481807          0.00000000
        A-3           136,125,000.00          1000.00000000            0.00000000            0.77482792          0.00000000
        M-1            65,503,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-2            19,576,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-3            17,317,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-4             8,282,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-5             5,270,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-6             6,776,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-7             7,529,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-8            10,541,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
         R                      0.00             0.00000000            0.00000000            0.00000000          0.00000000
         C              3,763,722.41          1000.00000000            0.00000000            0.00000000          0.00000000
         P                    100.00          1000.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
        A-1               0.00000000             0.77482226         1001.01365305             1.00101365          0.77482226
        A-2               0.00000000             0.77481807         1001.02953219             1.00102953          0.77481807
        A-3               0.00000000             0.77482792         1001.04222237             1.00104222          0.77482792
        M-1               0.00000000             0.00000000         1001.86351098             1.00186351          0.00000000
        M-2               0.00000000             0.00000000         1001.87335360             1.00187335          0.00000000
        M-3               0.00000000             0.00000000         1001.88319628             1.00188320          0.00000000
        M-4               0.00000000             0.00000000         1001.88647670             1.00188648          0.00000000
        M-5               0.00000000             0.00000000         1001.89631879             1.00189632          0.00000000
        M-6               0.00000000             0.00000000         1001.95865555             1.00195866          0.00000000
        M-7               0.00000000             0.00000000         1002.00786691             1.00200787          0.00000000
        M-8               0.00000000             0.00000000         1002.33595010             1.00233595          0.00000000
         R                0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
         C                0.00000000             0.00000000         1280.23527112             1.28023527          0.00000000
         P                0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
         A-1         01/01/07 - 01/30/07     30           5.63300%   1,089,001,000.00        5,111,952.19                   0.00
         A-2         01/01/07 - 01/30/07     30           5.68300%     136,125,000.00          644,665.31                   0.00
         A-3         01/01/07 - 01/30/07     30           5.72300%     136,125,000.00          649,202.81                   0.00
         M-1         01/26/07 - 02/25/07     31           5.68000%      65,503,000.00          320,382.45                   0.00
         M-2         01/26/07 - 02/25/07     31           5.71000%      19,576,000.00           96,254.10                   0.00
         M-3         01/26/07 - 02/25/07     31           5.74000%      17,317,000.00           85,594.08                   0.00
         M-4         01/26/07 - 02/25/07     31           5.75000%       8,282,000.00           41,007.40                   0.00
         M-5         01/26/07 - 02/25/07     31           5.78000%       5,270,000.00           26,229.96                   0.00
         M-6         01/26/07 - 02/25/07     31           5.97000%       6,776,000.00           34,834.29                   0.00
         M-7         01/26/07 - 02/25/07     31           6.12000%       7,529,000.00           39,677.83                   0.00
         M-8         01/26/07 - 02/25/07     31           7.12000%      10,541,000.00           64,628.04                   0.00
          R                          N/A     N/A          0.00000%               0.00                0.00                   0.00
          C                          N/A     N/A          0.00000%       3,763,722.41                0.00                   0.00
          P                          N/A     N/A          0.00000%             100.00                0.00                   0.00

Totals                                                                                       7,114,428.46                   0.00



                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
         A-1                      0.00               0.00       3,164,300.79               0.00         1,090,104,869.18
         A-2                      0.00               0.00         399,048.13               0.00           136,265,145.07
         A-3                      0.00               0.00         401,856.84               0.00           136,266,872.52
         M-1                      0.00               0.00         198,316.89               0.00            65,625,065.56
         M-2                      0.00               0.00          59,581.34               0.00            19,612,672.77
         M-3                      0.00               0.00          52,982.78               0.00            17,349,611.31
         M-4                      0.00               0.00          25,383.60               0.00             8,297,623.80
         M-5                      0.00               0.00          16,236.36               0.00             5,279,993.60
         M-6                      0.00               0.00          21,562.44               0.00             6,789,271.85
         M-7                      0.00               0.00          24,560.60               0.00             7,544,117.23
         M-8                      0.00               0.00          40,004.79               0.00            10,565,623.25
          R                       0.00               0.00               0.00               0.00                     0.00
          C                       0.00               0.00       1,741,418.73               0.00             4,818,450.18
          P                       0.00               0.00          56,217.20               0.00                   100.00

Totals                            0.00               0.00       6,201,470.49               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
        A-1           1,089,001,000.00         5.63300%           1000.00000000             4.69416666           0.00000000
        A-2             136,125,000.00         5.68300%           1000.00000000             4.73583331           0.00000000
        A-3             136,125,000.00         5.72300%           1000.00000000             4.76916665           0.00000000
        M-1              65,503,000.00         5.68000%           1000.00000000             4.89111109           0.00000000
        M-2              19,576,000.00         5.71000%           1000.00000000             4.91694422           0.00000000
        M-3              17,317,000.00         5.74000%           1000.00000000             4.94277762           0.00000000
        M-4               8,282,000.00         5.75000%           1000.00000000             4.95138855           0.00000000
        M-5               5,270,000.00         5.78000%           1000.00000000             4.97722201           0.00000000
        M-6               6,776,000.00         5.97000%           1000.00000000             5.14083383           0.00000000
        M-7               7,529,000.00         6.12000%           1000.00000000             5.27000000           0.00000000
        M-8              10,541,000.00         7.12000%           1000.00000000             6.13111090           0.00000000
         R                        0.00         0.00000%              0.00000000             0.00000000           0.00000000
         C                3,763,722.41         0.00000%           1000.00000000             0.00000000           0.00000000
         P                      100.00         0.00000%           1000.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
        A-1               0.00000000             0.00000000            2.90569135             0.00000000         1001.01365305
        A-2               0.00000000             0.00000000            2.93148305             0.00000000         1001.02953219
        A-3               0.00000000             0.00000000            2.95211636             0.00000000         1001.04222237
        M-1               0.00000000             0.00000000            3.02760011             0.00000000         1001.86351098
        M-2               0.00000000             0.00000000            3.04359113             0.00000000         1001.87335360
        M-3               0.00000000             0.00000000            3.05958191             0.00000000         1001.88319628
        M-4               0.00000000             0.00000000            3.06491186             0.00000000         1001.88647670
        M-5               0.00000000             0.00000000            3.08090323             0.00000000         1001.89631879
        M-6               0.00000000             0.00000000            3.18217828             0.00000000         1001.95865555
        M-7               0.00000000             0.00000000            3.26213309             0.00000000         1002.00786691
        M-8               0.00000000             0.00000000            3.79516080             0.00000000         1002.33595010
         R                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
         C                0.00000000             0.00000000          462.68521966             0.00000000         1280.23527112
         P                0.00000000             0.00000000       562172.00000000             0.00000000         1000.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                7,907,463.85
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    18,316.43
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 56,217.20
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         7,981,997.48

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           725,799.21
     Payment of Interest and Principal                                                                 7,256,198.27
Total Withdrawals (Pool Distribution Amount)                                                           7,981,997.48

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    470,565.26
CRM fee - Clayton Fixed Income Services Inc.                                             11,293.57
PMI**                                                                                   243,940.38
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               725,799.21

*Servicer Payees include: AMERICAN HOME MORTGAGE SERVICING, INC.

NOTE: ** Payees include: Mortgage Guaranty Insurance Corp., Republic Mortgage Insurance Corp.,
Triad Guaranty Insurance Corp., Radian Guaranty Insurance Corp., United Guaranty Insurance Corp.,
and GE Mortgage Insurance


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                          Cap Contract Reserve Fund            1,000.00                0.00              0.00           1,000.00
                        Floor Contract Reserve Fund            1,000.00                0.00              0.00           1,000.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

        Cap Contract - IXIS Financial Products Inc.                                    0.00              0.00               0.00
      Floor Contract - IXIS Financial Products Inc.                                    0.00              0.00               0.00

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            8.476275
 Weighted Average Net Rate                                               8.101275
 Weighted Average Pass-Through Rate                                      7.897875
 Weighted Average Remaining Term                                              434
 Principal And Interest Constant                                     4,540,671.80
 Beginning Loan Count                                                       3,831
 Loans Paid in Full                                                            10
 Ending Loan Count                                                          3,821
 Beginning Scheduled Balance                                     1,505,808,822.41
 Ending Scheduled Balance                                        1,508,519,416.34
 Actual Ending Collateral Balance                                1,503,971,739.40
 Scheduled Principal                                                     1,711.09
 Unscheduled Principal                                               3,385,108.57
 Scheduled Interest                                                 10,636,374.30
 Servicing Fees                                                        470,565.26
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                             255,233.95
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        9,910,575.09
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         56,217.20
 Prepayment Penalty Paid Count                                                  5
 Special Servicing Fee                                                       0.00



                                           Miscellaneous Reporting - Deal Level
Miscellaneous Reporting Item                                                                                        Value

Extraordinary Trust Fund Expense                                                                                     0.00

                            Additional Reporting - Deal Level



                                   Structural Reporting
Overcollateralization Target Amount                                          7,529,044.11
Overcollateralization Amount                                                 4,818,450.18
Net Monthly Excess Cashflow                                                  1,741,418.73


                                 Trigger Event Reporting
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.250000%
     Calculated Value                                                           0.000000%
Enhancement Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            3.840005%
     Calculated Value                                                           0.000000%
Step Up Date
     Trigger Result                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      18,316.43






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan           Scheduled             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan        Scheduled                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number          Scheduled           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           1         207,753.37              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term
      Summary               0001535511          207,000.00           8.283%              CA           51.75              360


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)
      Summary               0001535511         207,753.37              0.00               0.00

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  10       3,110,150.00       3,126,561.41          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       245,635.62


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0001480793            IL              90.00       01-Jan-2007        495,000.00        499,476.28
       Summary               0001483144            VA              90.00       01-Dec-2006        148,500.00        150,119.10
       Summary               0001486375            WA              80.00       01-Jan-2007        180,000.00        181,687.21
       Summary               0001489298            CA              52.48       01-Dec-2006        286,000.00        289,596.17
       Summary               0001502180            CA              78.13       01-Dec-2006        500,000.00        506,127.27
       Summary               0001508056            OR              61.80       01-Jan-2007        255,000.00        257,061.60
       Summary               0001511255            CA              70.00       01-Jan-2007        388,150.00        391,556.69
       Summary               0001513423            CA              75.00       01-Jan-2007        472,500.00        476,521.19
       Summary               0001513718            TN              80.00       01-Jan-2007        276,000.00        277,797.61
       Summary               0001519988            AL              81.34       01-Jan-2007        109,000.00        109,529.83


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0001480793       Loan Paid in Full           0              9.308%             480               1
       Summary              0001483144       Loan Paid in Full           0              9.053%             360               2
       Summary              0001486375       Loan Paid in Full           0              9.233%             480               1
       Summary              0001489298       Loan Paid in Full           0              8.783%             480               2
       Summary              0001502180       Loan Paid in Full           0              7.927%             480               2
       Summary              0001508056       Loan Paid in Full           0              8.433%             480               1
       Summary              0001511255       Loan Paid in Full           0              8.483%             480               1
       Summary              0001513423       Loan Paid in Full           0              8.383%             480               1
       Summary              0001513718       Loan Paid in Full           0              7.783%             360               1
       Summary              0001519988       Loan Paid in Full           0              7.553%             360               1


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       5          1,665,674.07              56,217.20                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0001480793      01/26/2007        497,217.99           18,533.07               0.00
       Summary          0001483144      01/18/2007        149,567.88            2,960.00               0.00
       Summary          0001489298      01/25/2007        288,374.33           10,152.02               0.00
       Summary          0001508056      01/24/2007        256,021.26            8,644.72               0.00
       Summary          0001513423      01/25/2007        474,492.61           15,927.39               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.224%       Current Month              2.654%        Current Month               1,199.511%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007       2.654%           N/A                          Feb-2007   1,199.511%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 1.750             0                0.00            0.000
     1.750    2.249             2          503,385.06            0.033
     2.250    2.749             0                0.00            0.000
     2.750    3.249             0                0.00            0.000
     3.250    3.749             0                0.00            0.000
     3.750    4.249             0                0.00            0.000
     4.250    4.749             0                0.00            0.000
     4.750    5.249             0                0.00            0.000
     5.250    5.749             0                0.00            0.000
     5.750    6.249             0                0.00            0.000
     6.250    6.749             0                0.00            0.000
     6.750    7.249            14        6,388,361.33            0.423
     7.250    7.749           255      117,336,420.54            7.778
     7.750    8.249           922      397,425,460.12           26.345
     8.250    8.749         1,480      592,250,932.38           39.260
     8.750    9.249           686      232,415,871.52           15.407
     9.250    9.749           378      132,290,621.55            8.770
     9.750   10.249            79       27,844,879.08            1.846
    10.250   10.749             5        2,063,484.76            0.137
 >= 10.750                      0                0.00            0.000
              Total         3,821    1,508,519,416.34          100.000


                                                 SUPPLEMENTAL REPORTING

Business Day
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which the New York Stock Exchange or Federal Reserve is closed or on which banking institutions in the jurisdiction in which the Master Servicer, the Servicer, any
Subservicer or the Corporate Trust Office of the Securities Administrator or the Trustee, respectively, is located are authorized or obligated by law or executive order to be closed.

Accrual Period
With respect to any Distribution Date and each Class of the Class M Certificates, the period commencing on the prior Distribution Date (or in the case of the first Distribution Date, the Closing Date) and ending on the day immediately preceding that Distribution Date. With respect to each Class of the Class A Certificates, the prior calendar month.

Determination Date
The 15th day (or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day)
of the month of the related Distribution Date.

Distribution Date
The 25th day of any month, or if such 25th day is not a Business Day, the Business Day immediately following such
25th day, commencing in February 2007.

Record Date
With respect to the Class A Certificates and each Distribution Date, the close of business on the last Business
Day of the calendar month preceding such Distribution Date.  With respect to each Distribution Date and the Class
M Certificates, so long as such Certificates are Book-Entry Certificates, the Business Day immediately prior to such Distribution Date, and if any such Certificates are no longer Book-Entry Certificates, then the close of business on the last Business Day of the calendar month preceding such Distribution Date. For each Class of the
Class R, Class RX, Class C and Class P Certificates and each Distribution Date, the close of business on the last
Business Day of the calendar month preceding such Distribution Date.

LIBOR Determination Date
With respect to each Class of LIBOR Certificates and (i) the first Accrual Period, the second LIBOR Business Day preceding the Closing Date, and (ii) with respect to each Accrual Period thereafter, the second LIBOR Business
Day preceding the date on which such Accrual Period commences.

LIBOR Certificates
Each of the Class M Certificates.

MTA Determination Date
With respect to each Class of MTA Certificates and (i) the first Accrual Period, the fifteenth Business Day preceding the Closing Date, and (ii) with respect to each Accrual Period thereafter, the fifteenth Business Day preceding the date on which such Accrual Period commences.

MTA Certificates
With respect to each Class of MTA Certificates and (i) the first Accrual Period, the fifteenth Business Day preceding the Closing Date, and (ii) with respect to each Accrual Period thereafter, the fifteenth Business Day preceding the date on which such Accrual Period commences.

Servicer Remittance Date
Four Business Days prior to the related Distribution Date.  The first Servicer Remittance Date shall occur on
February 20, 2007.

Closing Date
January 26, 2007.

